FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	$ 341,156	$ 324,818
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	104,370	129,407
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	11,161	13,186
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,768	8,785
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,566	3,946
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,716	9,881
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	392	377
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	72,768	81,623
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		11,609
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	126,210	121,285
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	37,076	45,188
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,920	2,889
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	53,489	48,363
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	31,404	22,807
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,769	1,772
Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	16,840
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	82,690	60,457
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,493	26,633
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	17,236	22,022
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,132	10,405
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	9,937	298
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,664
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	710	597
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	702
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	21,446
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	369	501
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	6,667	8,889
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,239	2,940
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	497	1,220
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,931	3,980
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	749
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	4,298	4,681
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	82	98
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	131,280	143,636
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	88,452	111,780
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,554	12,244
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	558	38
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,074	7,409
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	72,266	81,324
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		10,764
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	753	470
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	1
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	311	212
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3	16
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	35,458	23,628
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	17,687	22,632
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	781	785
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	173	210
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	123
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	16,694
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	2,319	3,078
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,171	2,804
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	149	124
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	150
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	4,298	4,681
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	202,077	175,550
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	13,956	15,604
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,607	941
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,559	8,180
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,886	3,433
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,200	1,886
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	248	199
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	455	190
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		774
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	124,033	119,227
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	36,658	45,049
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,444	2,325
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	53,148	47,957
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	30,905	22,099
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,768	1,772
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	16,840
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	42,819	35,373
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	4,806	4,000
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16,455	21,237
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,380	9,627
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	9,899	121
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	428	387
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	62
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	4,751
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	38	0
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	4,347	5,291
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	69	136
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	348	1,087
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,931	3,980
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	88
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	82	55
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	7,800	5,631
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,962	2,023
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	651	566
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	680	513
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	442	586
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	144	178
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	46	108
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		71
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,424	1,589
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	418	138
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	476	564
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	30	194
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	496	693
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2	0
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	4,413	1,456
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,752	778
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	39	177
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,664
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	109	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	517
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	331	501
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	0	521
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	9
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	512
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	0	43
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	340,999	324,535
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	104,513	129,509
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	11,161	13,186
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,908	8,886
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,566	3,946
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,716	9,881
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	392	377
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	72,771	81,624
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		11,609
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	126,212	121,286
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	37,076	45,188
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,920	2,889
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	53,492	48,364
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	31,404	22,807
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,769	1,772
UBS AG | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	16,840
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	82,387	60,070
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,493	26,633
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	17,236	22,022
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,132	10,405
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	9,937	298
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,664
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	407	210
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	702
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	21,446
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	369	501
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	6,667	8,889
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,239	2,940
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	497	1,220
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,931	3,980
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	749
UBS AG | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	4,298	4,681
UBS AG | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	82	98
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	131,283	143,638
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	88,455	111,781
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,554	12,244
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	558	38
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,074	7,409
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	72,270	81,326
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		10,764
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	753	470
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	1
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	311	212
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3	16
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	35,458	23,628
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	17,687	22,632
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	781	785
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	173	210
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	123
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	16,694
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	2,319	3,078
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,171	2,804
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	149	124
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	150
UBS AG | Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	4,298	4,681
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	201,916	175,266
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	14,096	15,705
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,607	941
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	5,699	8,281
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,886	3,433
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,200	1,886
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	248	199
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	455	190
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		774
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	124,035	119,228
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	36,658	45,049
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,444	2,325
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	53,151	47,958
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	30,905	22,099
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,768	1,772
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	16,840
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	42,516	34,986
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	4,806	4,000
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	16,455	21,237
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,380	9,627
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	9,899	121
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	125	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	62
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	4,751
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	38	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	4,347	5,291
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	69	136
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	348	1,087
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,931	3,980
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	88
UBS AG | Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	0	0
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	82	55
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	7,800	5,631
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,962	2,023
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	651	566
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	680	513
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	442	586
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	144	178
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	46	108
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]		71
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,424	1,589
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	418	138
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	476	564
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	30	194
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	496	693
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	4,413	1,456
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,752	778
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	39	177
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,664
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	109	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	517
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	331	501
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	0	521
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	9
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[6]	0	512
UBS AG | Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets, at fair value	[1],[7]	$ 0	$ 43

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[3]
Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[4]
As of 31 December 2018, USD 23 billion of Financial assets at fair value not held for trading and USD 6 billion of Financial assets measured at fair value through other comprehensive income are expected to be recovered or settled after 12 months. As of 31 December 2017, USD 24 billion of Financial assets at fair value not held for trading and USD 7 billion of Financial assets measured at fair value through other comprehensive income were expected to be recovered or settled after 12 months.

[5]
The increases in Securities financing transactions primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[6]
Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

[7]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.